Property, Plant, and Equipment	3 Months Ended
Jun. 30, 2012
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure

NOTE 4 – Acquisition of Mineral Properties and Impairments on Mineral Properties

On July 22, 2010, the Company purchased the Judy Mineral Claims located in Northwest British Columbia, Canada from an independent prospector, for cash of $7,500. As of September 30, 2010, the Company had indicators that the cost of this investment may not be recoverable. Accordingly, it conducted a cash flows analysis and based on that analysis determined the investment was impaired..Accordingly, the Company recorded an impairment loss of $7,500.